Employee Share Schemes - Summary of Shares Held for Share Award Schemes (Detail) - Employee share ownership plan [member] Unit_pure in Thousands, £ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held for share award schemes, Number of shares	48,835	36,225
Shares held for share award schemes, Nominal value	£ 12	£ 9
Shares held for share award schemes, Carrying value	194	134
Shares held for share award schemes, Market value	£ 655	£ 645
Shares held for share option schemes, Number of shares	139	139
Shares held for share option schemes, Nominal value	£ 0	£ 0
Shares held for share option schemes, Carrying value	1	1
Shares held for share option schemes, Market value	£ 2	£ 2